              Supplement dated January 28, 2000 to Prospectuses of
   Commander, Pennant Select, Pennant, Variable EstateMax, Cornerstone VUL I,
       Cornerstone VUL II, Cornerstone VUL III and Diversifier II Variable
                      Insurance Products dated May 1, 2000

         The Penn Mutual Life Insurance Company and its subsidiary, The Penn Annuity and Insurance Company (collectively, "Penn Mutual"), after a review of their variable insurance product lines, and in light of current industry conditions and market trends, have determined to take steps to enhance the investment options available to their contract holders.

         Penn Series Funds, Inc. ("Penn Series"), which offers nine Funds as investment options under Penn Mutual's products, is organizing four new Funds ("New Funds") for Penn Mutual's products. Penn Mutual serves as administrative and corporate services agent of Penn Series. Independence Capital Management, Inc., an affiliate of Penn Mutual, serves as investment adviser to Penn Series. The New Funds will have investment objectives and policies similar to four of the Funds currently available to contract holders ("Existing Funds"). Subject to approval of the U. S. Securities and Exchange Commission (the "SEC"), Penn Mutual intends to substitute the New Funds for the Existing Funds. Penn Mutual anticipates that immediately following the substitutions, the expense ratios of the New Funds will not be higher than those of the Existing Funds and that the expense ratios of certain of the New Funds may be lower than those of the corresponding Existing Funds. The proposed substitutions, including the names of the investment managers, are set forth in the following table.

_______________________________________________________________________________________________________
                            Investment Manager                                      Investment Manager
Existing Fund               of the Existing Fund        New Fund                    of the New Fund
_______________________________________________________________________________________________________

Neuberger Berman            Neuberger Berman            Penn Series Mid Cap         Neuberger Berman
Partners Portfolio          Management Inc.             Value Fund                  Management Inc.
_______________________________________________________________________________________________________

Neuberger Berman            Neuberger Berman            Penn Series Limited         Independence Capital
Limited Maturity Bond       Management Inc.             Maturity Bond Fund          Management, Inc.
_______________________________________________________________________________________________________

Fidelity Investments'       Fidelity Management         Penn Series Index 500       Wells Capital
Index 500 Portfolio         and Research Corp.*         Fund                        Management, Inc.
_______________________________________________________________________________________________________

American Century            American Century            Penn Series Mid Cap         Turner Investment
Capital Appreciation        Investment                  Growth Fund                 Partners, Inc.
                            Management, Inc.
_______________________________________________________________________________________________________

*Sub-advised by Bankers Trust Company.

         Updated information regarding the status of Penn Mutual's application to the SEC for approval of the proposed substitutions will be provided to contract owners in due course.


           PLEASE READ AND RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE